Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 420	$ 417	$ 473	$ 214
Short-term investments and deposits	172	91
Other receivables	363	323
Other non-current asset	239	231
Short term debt	(858)	(512)
Trade payables	(912)	(1,006)
Other current liabilities	(783)	(1,007)
Long term debt and debentures	(1,829)	(2,312)
Other non- current liabilities	(56)	(60)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	43	3
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	10	7
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	1	19
Other non-current asset	0	0
Total financial assets	54	29
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	54	29
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	420	417
Short-term investments and deposits	172	91
Trade receivables	1,376	1,583
Other receivables	94	55
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	22	35
Total financial assets	2,084	2,181
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	2,084	2,181
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	(4)	(28)
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	(3)	(16)
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	(7)	(1)
Other non- current liabilities	0	0
Total financial liabilities	(14)	(45)
Total financial instruments, net	(14)	(45)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current assets	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	(858)	(512)
Trade payables	(912)	(1,006)
Other current liabilities	(180)	(198)
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	(1,829)	(2,312)
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	(41)	(45)
Total financial liabilities	(3,820)	(4,073)
Total financial instruments, net	$ (3,820)	$ (4,073)